Securities - Summary of Amortized Cost and Estimated Fair Value of Securities Available-for-Sale and Securities Held-to-Maturity (Detail) - USD ($) $ in Thousands	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Schedule Of Available For Sale Securities And Held To Maturity [Line Items]
Securities available-for-sale, Amortized Cost	$ 1,211,422	$ 1,177,060	$ 714,727
Securities available-for-sale, Gross Unrealized Gains	8,135	4,802	9,425
Securities available-for-sale, Gross Unrealized Losses	21,525	42,515	3,342
Securities available-for-sale, Estimated Fair Value	1,198,032	1,139,347	720,810
Securities held-to-maturity, Amortized Cost	425	425	550
Securities held-to-maturity, Estimated Fair Value	451	463	594
U.S. Treasury Securities
Schedule Of Available For Sale Securities And Held To Maturity [Line Items]
Securities available-for-sale, Amortized Cost	100,615	100,736
Securities available-for-sale, Gross Unrealized Losses	2,927	3,951
Securities available-for-sale, Estimated Fair Value	97,688	96,785
Obligations of U.S. Government Agencies
Schedule Of Available For Sale Securities And Held To Maturity [Line Items]
Securities available-for-sale, Amortized Cost	83,508	97,340	89,983
Securities available-for-sale, Gross Unrealized Gains	760	508	919
Securities available-for-sale, Gross Unrealized Losses	103	320	109
Securities available-for-sale, Estimated Fair Value	84,165	97,528	90,793
Residential Pass-through | Guaranteed by GNMA
Schedule Of Available For Sale Securities And Held To Maturity [Line Items]
Securities available-for-sale, Amortized Cost	112,328	152,918	278,560
Securities available-for-sale, Gross Unrealized Gains	1,049	1,401	2,457
Securities available-for-sale, Gross Unrealized Losses	842	1,166	827
Securities available-for-sale, Estimated Fair Value	112,535	153,153	280,190
Residential Pass-through | Issued by FNMA and FHLMC
Schedule Of Available For Sale Securities And Held To Maturity [Line Items]
Securities available-for-sale, Amortized Cost	383,375	267,035	120,597
Securities available-for-sale, Gross Unrealized Gains	2,154	1,499	2,045
Securities available-for-sale, Gross Unrealized Losses	1,487	3,206	935
Securities available-for-sale, Estimated Fair Value	384,042	265,328	121,707
Other Residential Mortgage-Backed Securities
Schedule Of Available For Sale Securities And Held To Maturity [Line Items]
Securities available-for-sale, Amortized Cost	41,095	48,076	75,861
Securities available-for-sale, Gross Unrealized Gains	234	375	738
Securities available-for-sale, Gross Unrealized Losses	761	890	1,022
Securities available-for-sale, Estimated Fair Value	40,568	47,561	75,577
Commercial Mortgage-Backed Securities
Schedule Of Available For Sale Securities And Held To Maturity [Line Items]
Securities available-for-sale, Amortized Cost	64,776	66,720	24,977
Securities available-for-sale, Gross Unrealized Losses	3,786	4,107	168
Securities available-for-sale, Estimated Fair Value	60,990	62,613	24,809
Total MBS
Schedule Of Available For Sale Securities And Held To Maturity [Line Items]
Securities available-for-sale, Amortized Cost	601,574	534,749	499,995
Securities available-for-sale, Gross Unrealized Gains	3,437	3,275	5,240
Securities available-for-sale, Gross Unrealized Losses	6,876	9,369	2,952
Securities available-for-sale, Estimated Fair Value	598,135	528,655	502,283
Obligations of States and Municipal Subdivisions
Schedule Of Available For Sale Securities And Held To Maturity [Line Items]
Securities available-for-sale, Amortized Cost	420,011	438,655	119,295
Securities available-for-sale, Gross Unrealized Gains	3,690	870	3,212
Securities available-for-sale, Gross Unrealized Losses	11,485	28,713	187
Securities available-for-sale, Estimated Fair Value	412,216	410,812	122,320
Securities held-to-maturity, Amortized Cost	425	425	550
Securities held-to-maturity, Gross Unrealized Gains	26	38	44
Securities held-to-maturity, Estimated Fair Value	451	463	594
Other Securities
Schedule Of Available For Sale Securities And Held To Maturity [Line Items]
Securities available-for-sale, Amortized Cost	5,714	5,580	5,454
Securities available-for-sale, Gross Unrealized Gains	248	149	54
Securities available-for-sale, Gross Unrealized Losses	134	162	94
Securities available-for-sale, Estimated Fair Value	$ 5,828	$ 5,567	$ 5,414